Accounts and Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts and Notes Payable
Accounts and notes payable	$ 350,337	$ 292,808
Unrelated parties
Accounts and Notes Payable
Accounts payable - unrelated parties	211,955	185,304
Notes payable - unrelated parties	122,349	95,761
Accounts and notes payable	334,304	281,065
Related parties
Accounts and Notes Payable
Accounts and notes payable	$ 16,033	$ 11,743